The UBS Funds

Statement of Additional Information Supplement

December 24, 2008

The purpose of this supplement is to update the Statement of Additional Information of The UBS Funds dated October 28, 2008.

Effective January 1, 2009, John J. Murphy and Abbie J. Smith will serve as noninterested Trustees.

1. The following is added to the table on page 46 of the SAI under the heading, “Management of the Trust,” and the sub-heading, “Independent trustees”:

Name, address and age	Position(s) held with Trust	Term of office and length of time served(1)	Principal occupation(s) during past 5 years	Number of portfolios in Fund complex overseen by trustee	Other directorships held by trustee

John J. Murphy(2) ; 64 268 Main Street P.O. Box 718 Gladstone, NJ 07934	Trustee	Since 2009	Mr. Murphy is the President of Murphy Capital Management (investment advice) (since 1983).	Mr. Murphy is a
director or trustee of
three investment
companies (consisting
of 55 portfolios) for
which UBS Global AM
(Americas) or one of its
affiliates serves as
investment advisor,
sub-advisor or
manager.	Mr. Murphy is a director of Nicholas
Applegate funds (13 portfolios); a director of
Legg Mason Equity Funds (47 portfolios)
(since 2007); and a trustee of Consulting
Group Capital Markets funds (11 portfolios).

Abbie J. Smith(2) ; 55 The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637	Trustee	Since 2009	Ms. Smith is a Boris and Irene
Stern Professor of Accounting in
The University of Chicago Booth
School of Business (since 1980). In
addition, Ms. Smith is the co-
founding partner of Fundamental
Investment Advisors (hedge fund)
(since 2008). Formerly, Ms. Smith
was a Marvin Bower Fellow at
Harvard Business School (2001–
2002).	Ms. Smith is a director
or trustee of three
investment companies
(consisting of 55
portfolios) for which
UBS Global AM
(Americas) or one of its
affiliates serves as
investment advisor,
sub-advisor or
manager.	Ms. Smith is a director of HNI Corporation
and chair of the human resources and
compensation committee (formerly known as
HON Industries Inc.) (office furniture) (since
2000) and a director and chair of the audit
committee of Ryder System Inc.
(transportation, logistics and supply-chain
management) (since 2003). In addition, Ms.
Smith is a trustee/director (since 2000) and a
member of the audit committee (since 2000)
and portfolio performance committee (since
2002) of the Dimensional Funds complex (96
portfolios).

(1)	Each Trustee holds office for an indefinite term.

(2)	As of January 1, 2009, each Trustee is also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM (Americas) and are excluded from registration under the Act in reliance on the exemptions afforded by Section 3(c)(7) of the Act. During the period from October 28, 2008 through January 1, 2009, each Trustee, other than Mr. Murphy and Ms. Smith, was also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM (Americas) and are excluded from registration under the Act in reliance on the exemptions afforded by Section 3(c)(7) of the Act.

2. The following is added to the table on page 54 of the SAI under the heading, “Management of the Trust,” and the sub-heading, “Information about Independent Trustee ownership of securities issued by UBS Global AM (Americas) or UBS Global AM (US) or any

company controlling, controlled by or under common control with UBS Global AM (Americas) or UBS Global AM (US)”:

As of January 1, 2009, John J. Murphy and Abbie J. Smith did not own any securities issued by UBS Global AM (Americas) or UBS Global AM (US) or any company controlling, controlled by or under common control with UBS Global AM (Americas) or UBS Global AM (US).

3. The following is added to the table on page 54 of the SAI under the heading, “Management of the Trust,” and the sub-heading, “Information about trustee ownership of Fund shares”:

Name of Independent Trustees	Dollar range of equity securities in the Trust†	Aggregate dollar range of equity securities in all registered investment companies overseen by Trustee for which UBS
Global AM (Americas) or an affiliate serves as Investment
Advisor, Sub-advisor or Manager†

John J. Murphy	None	None

Abbie J. Smith	None	None

† Information regarding ownership is as of December 31, 2007 for each Trustee except Mr. Murphy and Ms. Smith.

Information regarding ownership is as of January 1, 2009 for Mr. Murphy and Ms. Smith.

Note regarding ranges: In disclosing the dollar range of equity securities beneficially owned by a Trustee in these columns, the following ranges will be used: (i) none; (ii) $1 - $10,000; (iii) $10,001 - $50,000; (iv) $50,001 -$100,000; or (v) over $100,000.

4. The following is added to the table on page 55 of the SAI under the heading, “Management of the Trust,” and the sub-heading, “Compensation table”:

Trustees

Name and position held	Annual aggregate compensation from the Trust[1]	Pension or retirement benefits accrued as part of Fund expenses	Total compensation from the Trust and Fund complex paid to Trustees[2]

John J. Murphy, Trustee*	$0	N/A	$0

Abbie J. Smith, Trustee*	$0	N/A	$0

1 Represents aggregate compensation paid by the Trust to each Trustee indicated for the fiscal year ended June 30, 2008.

2 This amount represents the aggregate amount of compensation paid to the Trustees for service on the Board of Directors/Trustees of four registered investment companies (three registered investment companies with regard to Mr. Auch) managed by UBS Global AM (Americas) or an affiliate for the fiscal year ended June 30, 2008.

* Mr. Murphy and Ms. Smith did not serve as Trustees for the Trust or other investment companies managed by UBS Global AM (Americas) or an affiliate for the fiscal year ended June 30, 2008.

5. In addition, the following replaces the biographical information pertaining to J. Mikesell Thomas in the table on page 46 of the SAI under the heading, “Management of the Trust,” and the sub-heading, “Independent trustees”:

Name, address and age	Position(s) held with Trust	Term of office and length of	Principal occupation(s) during past 5 years	Number of portfolios in Fund complex overseen by trustee	Other directorships held by trustee

time served(1)

J. Mikesell Thomas(2) ; 57 1353 Astor Place Chicago, Illinois 60610	Trustee	Since 2004	Mr. Thomas is a principal with the investment firm
Castle Creek Capital (since July 2008), President
and CEO of First Chicago Bancorp (since November
2008) and CEO of First Chicago Bank of Trust (since
November 2008). He is the former President and
CEO of Federal Home Loan Bank of Chicago ( 2004
to March 2008). Mr. Thomas was an independent
financial advisor (2001 to 2004).	Mr. Thomas is a director or
trustee of four investment
companies (consisting of 56
portfolios) for which UBS
Global AM (Americas) or one
of its affiliates serves as
investment advisor, sub-
	advisor or manager.	Mr. Thomas is a director and chairman of the Audit Committee for Evanston Northwestern Healthcare.

(1)	Each Trustee holds office for an indefinite term.

(2)	As of January 1, 2009, each Trustee is also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM (Americas) and are excluded from registration under the Act in reliance on the exemptions afforded by Section 3(c)(7) of the Act. During the period from October 28, 2008 through January 1, 2009, each Trustee, other than Mr. Murphy and Ms. Smith, was also an Independent Trustee of UBS Supplementary Trust and UBS Private Portfolios Trust, which are both investment vehicles advised by UBS Global AM (Americas) and are excluded from registration under the Act in reliance on the exemptions afforded by Section 3(c)(7) of the Act.

PLEASE BE SURE TO RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 2008.